Fees and Expenses - Defiance Daily Target 2X Long ASTS ETF	Oct. 16, 2026
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.15%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.02%
Total Annual Fund Operating Expenses(3)	1.17%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$ 119	$ 372